SHAREHOLDERS' EQUITY (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total fair value of RSUs vested		$ 118	$ 0	$ 0
Employees Directors And Non Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average fair value of stock options granted		$ 0.99	$ 1.2	$ 0.7
Aggregate intrinsic value of exercised options		$ 45	$ 9	$ 0
2010 Share Option Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Ordinary shares reserved for issuance		14,395,152
Ordinary shares available for issuance		718,981
Vesting period		4 years
Award expiration period		10 years
Unrecognized share-based compensation expense		$ 2,856
Unrecognized compensation cost, recognition period		2 years 11 months 1 day
Leerink Partners LLC [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of shares, net, shares		7,767,626
Issuance expenses		$ 943
Proceeds from ordinary shares in offering	$ 50,000	$ 14,152